Financial Instruments - Classification by Nature, Category and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Measured at fair value
Financial instruments
Financial assets	€ 2,015,091	€ 217,951
Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	7	7
Financial assets, at fair value	7	7
Measured at fair value | Current Financial derivatives
Financial instruments
Financial assets		19,934
Financial assets, at fair value		19,934
Measured at fair value | Trade receivables
Financial instruments
Financial assets	298,346	198,010
Financial assets, at fair value	298,346	198,010
Measured at fair value | Other current financial assets
Financial instruments
Financial assets	1,716,738
Financial assets, at fair value	1,716,738
Measured at fair value | Level 1 | Non-current financial assets
Financial instruments
Financial assets, at fair value	7	7
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	298,346	198,010
Measured at fair value | Level 3 | Current Financial derivatives
Financial instruments
Financial assets, at fair value		19,934
Measured at fair value | Level 3 | Other current financial assets
Financial instruments
Financial assets, at fair value	1,716,738
Not measured at fair value
Financial instruments
Financial assets	1,047,053	1,338,992
Financial liabilities	(8,154,534)	(7,276,113)
Net financial liabilities	5,092,390	5,719,170
Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(2,576,935)
Financial liabilities, at fair value	(2,749,557)
Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities		(1,005,333)
Financial liabilities, at fair value		(985,480)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(100,267)	(97,645)
Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,286,889)	(4,901,240)
Financial liabilities, at fair value	(3,623,233)	(5,055,323)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(400,850)	(264,525)
Not measured at fair value | Lease liabilities
Financial instruments
Financial liabilities	(740,690)
Not measured at fair value | Finance lease payable
Financial instruments
Financial liabilities		(12,885)
Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(101,749)	(95,217)
Not measured at fair value | Debts with associates
Financial instruments
Financial liabilities	(1,258)	(7,079)
Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(983)	(1,301)
Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(747,514)	(721,699)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(197,399)	(169,189)
Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	138,923	107,594
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	12,188	34,031
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	153,960	163,575
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	741,982	1,033,792
Not measured at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value	(2,749,557)
Not measured at fair value | Level 1 | Senior Unsecured Notes
Financial instruments
Financial liabilities, at fair value		(985,480)
Not measured at fair value | Level 2 | Senior Secured debt
Financial instruments
Financial liabilities, at fair value	(3,623,233)	(5,055,323)
Amortised cost | Not measured at fair value
Financial instruments
Financial liabilities	(7,956,152)	(7,105,623)
Amortised cost | Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(2,576,935)
Amortised cost | Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities		(1,005,333)
Amortised cost | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(100,267)	(97,645)
Amortised cost | Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,286,889)	(4,901,240)
Amortised cost | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(400,850)	(264,525)
Amortised cost | Not measured at fair value | Lease liabilities
Financial instruments
Financial liabilities	(740,690)
Amortised cost | Not measured at fair value | Finance lease payable
Financial instruments
Financial liabilities		(12,885)
Amortised cost | Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(101,749)	(95,217)
Amortised cost | Not measured at fair value | Debts with associates
Financial instruments
Financial liabilities	(1,258)	(7,079)
Amortised cost | Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(747,514)	(721,699)
Other financial liabilities | Not measured at fair value
Financial instruments
Financial liabilities	(198,382)	(170,490)
Other financial liabilities | Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(983)	(1,301)
Other financial liabilities | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(197,399)	(169,189)
Amortised cost | Not measured at fair value
Financial instruments
Financial assets	1,047,053	1,338,992
Amortised cost | Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	138,923	107,594
Amortised cost | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	12,188	34,031
Amortised cost | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	153,960	163,575
Amortised cost | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	741,982	1,033,792
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	1,716,745	19,941
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	7	7
Financial assets at fair value through profit or loss | Measured at fair value | Current Financial derivatives
Financial instruments
Financial assets		19,934
Financial assets at fair value through profit or loss | Measured at fair value | Other current financial assets
Financial instruments
Financial assets	1,716,738
Financial assets at fair value through profit or loss | Not measured at fair value
Financial instruments
Financial assets	1,716,745	19,941
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	298,346	198,010
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	298,346	198,010
Financial assets at fair value through OCI | Not measured at fair value
Financial instruments
Financial assets	€ 298,346	€ 198,010